Acquisitions (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2020	Jul. 29, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Oct. 08, 2021	Mar. 30, 2021
Acquisitions (Details) [Line Items]
Purchase price per share (in Dollars per share)						$ 0.01
Convertible promissory notes				$ 4,753,673	$ 4,753,673
Principal amount	$ 1,260,000
Net of debt discount				1,126,672	1,126,672
Minimum [Member]
Acquisitions (Details) [Line Items]
Estimated useful life			3 years
Maximum [Member]
Acquisitions (Details) [Line Items]
Estimated useful life			7 years
Wolo Acquisition [Member]
Acquisitions (Details) [Line Items]
Capital stock outstanding percentage							100.00%
Business acquisition purchase price							$ 8,344,056
Contributed revenue			$ 1,661,754
Net loss continuing operation			325,417
Business acquisition purchase price in cash				6,550,000	6,550,000
Business acquisition purchase price payable in promissory note				850,000	850,000
Fair value of the net tangible assets				6,606,403	6,606,403
Cash due to seller				$ 8,344,056	$ 8,344,056
Percentage of secured promissory note				6.00%	6.00%
Working capital				$ 944,056	$ 944,056
High mountain door & trim [Member]
Acquisitions (Details) [Line Items]
Capital stock outstanding percentage						100.00%
Business acquisition purchase price						$ 15,441,173
Contributed revenue			6,249,349
Net loss continuing operation			$ 271,647
Asiens [Member] | Minimum [Member] | Property, Plant and Equipment [Member]
Acquisitions (Details) [Line Items]
Estimated useful life					5 years
Asiens [Member] | Maximum [Member] | Property, Plant and Equipment [Member]
Acquisitions (Details) [Line Items]
Estimated useful life					13 years
Asiens [Member] | May 28, 2020 [Member]
Acquisitions (Details) [Line Items]
Business acquisition purchase price				1,918,000	$ 1,918,000
Business acquisition purchase price in cash				233,000	233,000
Business acquisition purchase price payable in promissory note				200,000	200,000
Business acquisition purchase price payable earn out payments				$ 655,000	$ 655,000
Business acquisition shares of common stock (in Shares)				415,000	415,000
Mutual value				$ 830,000	$ 830,000
Business acquisition value of common stock				$ 1,037,500	$ 1,037,500
Purchase price per share (in Dollars per share)				$ 2.5	$ 2.5
Amortizing promissory note		6.00%
Fair value of the net tangible assets				$ 1,182,925	$ 1,182,925
Kyle’s Acquisition [Member]
Acquisitions (Details) [Line Items]
Business acquisition purchase price				6,839,792	6,839,792
Business acquisition purchase price in cash				4,389,792	4,389,792
Business acquisition purchase price payable in promissory note				$ 1,050,000	$ 1,050,000
Business acquisition shares of common stock (in Shares)				700,000	700,000
Mutual value				$ 1,400,000	$ 1,400,000
Business acquisition value of common stock				3,675,000	3,675,000
Fair value of the net tangible assets				$ 3,516,530	$ 3,516,530
Subordinate note, percentage				8.00%	8.00%
Kyle’s Acquisition [Member] | Minimum [Member] | Property, Plant and Equipment [Member]
Acquisitions (Details) [Line Items]
Estimated useful life					3 years
Kyle’s Acquisition [Member] | Maximum [Member] | Property, Plant and Equipment [Member]
Acquisitions (Details) [Line Items]
Estimated useful life					7 years
H&I Acquisition [Member]
Acquisitions (Details) [Line Items]
Purchase price					$ 15,441,173
Cash				$ 10,687,500	$ 10,687,500
Promissory notes					6.00%
Principal amount					$ 5,880,345
Fair value of the net assets				3,716,376	$ 3,716,376
Profoma [Member]
Acquisitions (Details) [Line Items]
Revenue, description					The revenue and net loss before non-controlling interest of Asien’s from May 29, 2020 through December 31, 2020 included in the consolidated income statement amounted to approximately $7,625,222 and $431,641, respectively. The revenue and net loss before non-controlling interest of Kyle’s from October 1, 2020 through December 31, 2020 included in the consolidated statement of operations amounted to approximately $1,120,224 and $380,500, respectively. The revenue and net loss before non-controlling interest of Wolo from April 1, 2021 through December 31, 2021 included in the consolidated income statement amounted to approximately $5,716,030 and $1,970,239, respectively.
Income statement approximately				10,249,281
Income statement respectively				$ 81,773